Debt	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Debt
17.	DEBT

	As at December 31,
	2017	2016
Current:
Capital leases (b)	9,651	8,059
Secured equipment loans (c)	1,619	8,098

	11,270	16,157

Long-term:
Senior secured notes (a)	302,085	—
Capital leases (b)	14,110	11,917
Secured equipment loans (c)	1,753	3,298
Senior notes (d)	—	266,435
Senior secured credit facility (e)	—	91,483

	317,948	373,133

(a)	Senior secured notes

In June 2017, the Company completed an offering of US$250,000 aggregate principal amount of senior secured notes (“the Notes”). The Notes mature on June 15, 2022 and bear interest at an annual rate of 8.750%, payable semi-annually on June 15 and December 15, commencing December 15, 2017. The Notes were issued at 99% of par value and the Company incurred other transaction costs of $9,326 resulting in net proceeds from the offering of $317,596 (US$240,468). The net proceeds were used, along with cash on hand, to redeem the senior notes (Note 17d) and to repay the senior secured credit facility and to settle the related copper call option (Note 17e).

The Notes are secured by liens on the shares of Taseko’s wholly-owned subsidiary, Gibraltar Mines Ltd., and the subsidiary’s rights under the joint venture agreement relating to the Gibraltar mine. The Notes are guaranteed by each of Taseko’s existing and future restricted subsidiaries, other than certain immaterial subsidiaries. The Company is able to incur limited amounts of additional secured and unsecured debt under certain conditions as defined in the Note indenture. The Company is also subject to certain restrictions on asset sales, issuance of preferred stock, dividends and other restricted payments. However, there are no maintenance covenants with respect to the Company’s financial performance.

The Company may redeem some or all of the Notes at any time on or after June 15, 2019, at redemption prices ranging from 104.375% to 100%, plus accrued and unpaid interest to the date of redemption. Prior to June 15, 2019, all or part of the notes may be redeemed at 100%, plus a make-whole premium, plus accrued and unpaid interest to the date of redemption. In addition, until June 15, 2019, the Company may redeem up to 35% of the aggregate principal amount of the notes, in an amount not greater than the net proceeds of certain equity offerings, at a redemption price of 108.750%, plus accrued and unpaid interest to the date of redemption. On a change of control, the Notes are redeemable at the option of the holder at a price of 101%.

(b)	Capital leases

Capital leases are repayable in monthly installments and are secured by equipment with a carrying value $51,918 (2016: $53,476). The capital lease obligations bear fixed interest rates ranging from 3.5% to 5.8% and have maturity dates ranging from 2018 to 2022.

(c)	Secured equipment loans

Equipment loans are secured by equipment with a carrying value of $20,912 (2016: $50,752). The loans are repayable in monthly installments and bear fixed interest rates at 5.6% and have maturity dates ranging from 2018 to 2020.

(d)	Senior notes

In April 2011, the Company completed a public offering of US$200,000 in senior unsecured notes. On June 14, 2017, the senior unsecured notes were redeemed at 100% of par value plus accrued interest to the redemption date for a total cost of $269,185 (US$203.8 million).

The unsecured notes were scheduled to mature on April 15, 2019 and were bearing interest at a fixed annual rate of 7.75%, payable semi-annually. The notes were unsecured obligations guaranteed by the Company’s subsidiaries and the subsidiary guarantees were, in turn, guaranteed by the Company. The notes were redeemable by the Company at par value after April 2017.

(e)	Senior secured credit facility

On January 29, 2016, the Company entered into a US$70 million senior secured credit facility (the “Facility”) with EXP T1 Ltd., an affiliate of Red Kite. Amounts drawn under the Facility accrued interest on a monthly basis at a rate of three-month LIBOR plus 7.5% per annum, subject to a minimum LIBOR of 1% per annum. The loan principal and all accrued interest was payable upon maturity of the Facility on March 29, 2019. The Facility was repayable at any time without penalty and did not impose any off-take obligations on the Company.

The Facility was secured by a first priority charge over substantially all assets of the Company, including the Company’s 75% joint venture interest in the Gibraltar Mine, shares in all material subsidiaries and the Florence Copper project assets. The availability of the Facility was subject to conditions and covenants, including maintenance of a minimum working capital balance (as defined in the Facility) of US$20 million.

The first tranche of the Facility was drawn on January 29, 2016 and the proceeds of $46,444 (US$33.2 million) were used to repay an existing secured loan and to pay the arrangement fee and other transaction costs. The remainder of the Facility in the amount of $47,161 (US$36.8 million) was drawn during the second quarter of 2016. On June 14, 2017, the Facility plus all accrued interest was fully repaid for $104,901 (US$79.4 million).

Upon entering into the Facility in January 2016, the Company issued a call option to the lender for 7,500 tonnes of copper with a strike price of US$2.04/lb. The call option was to mature in March 2019 with an amount then payable to the lender based on the average copper price during the month of March 2019, subject to a maximum amount of US$15 million. On June 14, 2017 the Company settled the copper call option obligation with a payment to the lender of $15,745 (US$11.9 million), based on the cancellation pay-out amount defined in the Facility agreement.

In connection with the Facility, the Company also issued share purchase warrants to acquire 4 million common shares of the Company at any time until May 9, 2019 at an exercise price of $0.51 per share. These warrants were exercised by the lender in February and March 2017 (Note 21a,b).

The Company had incurred total deferred debt financing costs of $11,257, which included the initial fair value of the copper call option, warrants and other transaction costs. These costs were initially deferred and were being amortized over the life of the loan using the effective interest rate method. The remaining deferred costs were expensed on repayment in June 2017 (Note 9).